Equity (Details) - Schedule of grants of options to employees and other service $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021 ILS (₪) $ / shares	Dec. 31, 2021 ILS (₪) shares	Oct. 15, 2020 USD ($)
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted			34,713,000
Fair value on grant date in thousands (in New Shekels and Dollars) | $				$ 69
Number of options outstanding (in New Shekels) | ₪			₪ 33,499,000
Number of options exercisable			10,601,083
October 2017 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[1]		763,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[1]	$ 1.62
Currency exercise	[1]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[1]	$ 942	₪ 942
Number of options outstanding (in New Shekels) | ₪	[1]		₪ 299,000
Number of options exercisable	[1]		299,000
Expiration date	[1]		October 17, 2023
January 2019 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2],[3]		3,000,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.59
Currency exercise	[2]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 947	₪ 947
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 2,250,000
Number of options exercisable	[2]		2,250,000
Expiration date	[2]		January 9, 2025
July 2019 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2],[3]		1,250,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.59
Currency exercise	[2]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 325	₪ 325
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 1,250,000
Number of options exercisable	[2]		781,250
Expiration date	[2]		July 25, 2025
June 2020 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2]		1,250,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.59
Currency exercise	[2]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 283	₪ 283
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 1,250,000
Number of options exercisable	[2]		625,000
Expiration date	[2]		May 31, 2026
June 2020 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2],[3]		750,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.448
Currency exercise	[2]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 123	₪ 123
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 750,000
Number of options exercisable	[2]		312,500
Expiration date	[2]		July 8, 2026
October 2020 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2]		300,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.59
Currency exercise	[2]		NIS
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 70	₪ 70
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 300,000
Number of options exercisable	[2]		100,000
Expiration date	[2]		October 21, 2026
June 2021 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2],[3]		18,000,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.0892
Currency exercise	[2]		USD
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 1,221	₪ 1,221
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 18,000,000
Number of options exercisable	[2]		4,500,000
Expiration date	[2]		June 29, 2027
June 2021 One [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2]		5,600,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.0892
Currency exercise	[2]		USD
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 380	₪ 380
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 5,600,000
Number of options exercisable	[2]		1,400,000
Expiration date	[2]		June 29, 2027
June 2021 Two [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2]		2,000,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.0892
Currency exercise	[2]		USD
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 136	₪ 136
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 2,000,000
Number of options exercisable	[2]		333,333
Expiration date	[2]		June 1, 2027
October 2021 [Member]
Equity (Details) - Schedule of grants of options to employees and other service [Line Items]
Number of options granted	[2]		1,800,000
Exercise price per option to ordinary shares (in Dollars per share) | $ / shares	[2]	$ 0.0889
Currency exercise	[2]		USD
Fair value on grant date in thousands (in New Shekels and Dollars) | ₪	[2]	$ 91	₪ 91
Number of options outstanding (in New Shekels) | ₪	[2]		₪ 1,800,000
Number of options exercisable	[2]
Expiration date	[2]		October 12, 2027

[1]	Each 10 options are exercisable into 1 ordinary share.
[2]	Each 1 option is exercisable into 1 ordinary share.
[3]	Granted to related parties.